Financial and capital risks management (Fair value measurements) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial and capital risks management [line items]
Assets	¥ 500,771,223	¥ 449,904,658
Liabilities	367,213,210	298,288,460
Recurring fair value measurement [member]
Financial and capital risks management [line items]
Assets	1,729,062	2,105,567
Liabilities	140,357	295,001
Recurring fair value measurement [member] | Liability derivatives used for hedging
Financial and capital risks management [line items]
Liabilities	140,357	295,001
Recurring fair value measurement [member] | Accounts Receivable at fair value through other comprehensive income [member]
Financial and capital risks management [line items]
Assets	277,781	1,255,888
Recurring fair value measurement [member] | Asset derivatives used for hedging
Financial and capital risks management [line items]
Assets	722,211	184,733
Recurring fair value measurement [member] | Other equity instrument investments [member]
Financial and capital risks management [line items]
Assets	729,070	664,946
Recurring fair value measurement [member] | Level 1 [member]
Financial and capital risks management [line items]
Assets	6,865	6,662
Recurring fair value measurement [member] | Level 1 [member] | Other equity instrument investments [member]
Financial and capital risks management [line items]
Assets	6,865	6,662
Recurring fair value measurement [member] | Level 2 [member]
Financial and capital risks management [line items]
Assets	999,992	1,440,621
Liabilities	140,357	295,001
Recurring fair value measurement [member] | Level 2 [member] | Liability derivatives used for hedging
Financial and capital risks management [line items]
Liabilities	140,357	295,001
Recurring fair value measurement [member] | Level 2 [member] | Accounts Receivable at fair value through other comprehensive income [member]
Financial and capital risks management [line items]
Assets	277,781	1,255,888
Recurring fair value measurement [member] | Level 2 [member] | Asset derivatives used for hedging
Financial and capital risks management [line items]
Assets	722,211	184,733
Recurring fair value measurement [member] | Level 3 [member]
Financial and capital risks management [line items]
Assets	722,205	658,284
Recurring fair value measurement [member] | Level 3 [member] | Other equity instrument investments [member]
Financial and capital risks management [line items]
Assets	¥ 722,205	¥ 658,284